Related Party Transactions - Summary of Amounts Due to and from CMA CGM Companies (Detail) (CMA CGM [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets [Member]
Related Party Transaction [Line Items]
Amounts due from CMA CGM companies presented within current assets	$ 1,183	$ 7,006
Current Liabilities [Member]
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within current liabilities	$ 2,366	$ 1,969